Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,021	$ 2,019
Accumulated Amortization	(730)	(759)
Net Book Value	1,291	1,260
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	898	890
Accumulated Amortization	(142)	(122)
Net Book Value	756	768
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	77	68
Accumulated Amortization	0	0
Net Book Value	77	68
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	932	946
Accumulated Amortization	(524)	(576)
Net Book Value	408	370
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	114	115
Accumulated Amortization	(64)	(61)
Net Book Value	$ 50	$ 54